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May 6, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Deutsche Asset Management VIT Funds Trust (the "Trust") on behalf of Scudder Real Estate Securities Portfolio (the "Portfolio")
     File Nos.   333-00479
                 811-07507

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust, on behalf of the Scudder Real Estate Securities Portfolio, do not differ from that contained in Post-Effective Amendment No. 20 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The amendment was filed electronically on May 1, 2003.

Please contact Lisa Hertz at 410-895-3882 if you have any questions or comments.

Very truly yours,

/s/ Bruce A. Rosenblum

Assistant Secretary
Deutsche Asset Management VIT Funds

cc:  Lisa Hertz, Esq., Deutsche Asset Management